SIGNIFICANT ACCOUNTING POLICIES - Schedule of Market Risk Benefit, Activity (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2019
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk	$ 668	$ (912)		$ 23,784
As Previously Reported
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk				19,525
Effect Of Application Of Accounting Standards Updated 2018-12, Adjustments For Reversal Of Balances Recorded In Accumulated Other Comprehensive Income
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk				(74)
Effect Of Application Of Accounting Standards Update 2018-12, Cumulative Effect Of Changes In Instrument-Specific Credit Risk
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk				968
Effect Of Application Of Accounting Standards Update 2018-12, Adjustments For Remaining Difference Between Carrying Amount And Fair Value For MRB
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk				3,365
Protection Solutions | No Effect Of Application Of Accounting Standards Update 2018-12
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk			$ (2)
GMxB Core | Individual Retirement
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk	$ 1	$ 395		2,144
GMxB Core | Individual Retirement | As Previously Reported
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk				2,206
GMxB Core | Individual Retirement | Effect Of Application Of Accounting Standards Updated 2018-12, Adjustments For Reversal Of Balances Recorded In Accumulated Other Comprehensive Income
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk				(4)
GMxB Core | Individual Retirement | Effect Of Application Of Accounting Standards Update 2018-12, Cumulative Effect Of Changes In Instrument-Specific Credit Risk
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk				505
GMxB Core | Individual Retirement | Effect Of Application Of Accounting Standards Update 2018-12, Adjustments For Remaining Difference Between Carrying Amount And Fair Value For MRB
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk				(563)
GMxB Legacy | Legacy Segment
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk				24,404
GMxB Legacy | Legacy Segment | As Previously Reported
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk				19,891
GMxB Legacy | Legacy Segment | Effect Of Application Of Accounting Standards Updated 2018-12, Adjustments For Reversal Of Balances Recorded In Accumulated Other Comprehensive Income
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk				(70)
GMxB Legacy | Legacy Segment | Effect Of Application Of Accounting Standards Update 2018-12, Cumulative Effect Of Changes In Instrument-Specific Credit Risk
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk				461
GMxB Legacy | Legacy Segment | Effect Of Application Of Accounting Standards Update 2018-12, Adjustments For Remaining Difference Between Carrying Amount And Fair Value For MRB
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk				4,122
Purchased MRB | Legacy Segment
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk				(2,764)
Purchased MRB | Legacy Segment | As Previously Reported
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk				(2,572)
Purchased MRB | Legacy Segment | Effect Of Application Of Accounting Standards Updated 2018-12, Adjustments For Reversal Of Balances Recorded In Accumulated Other Comprehensive Income
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk				0
Purchased MRB | Legacy Segment | Effect Of Application Of Accounting Standards Update 2018-12, Cumulative Effect Of Changes In Instrument-Specific Credit Risk
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk				2
Purchased MRB | Legacy Segment | Effect Of Application Of Accounting Standards Update 2018-12, Adjustments For Remaining Difference Between Carrying Amount And Fair Value For MRB
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk				$ (194)
EI | No Effect Of Application Of Accounting Standards Update 2018-12
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk			43
SCS | No Effect Of Application Of Accounting Standards Update 2018-12
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk			21
Group Retirement Equi-Vest | No Effect Of Application Of Accounting Standards Update 2018-12
Market Risk Benefit [Line Items]
Changes in the instrument-specific credit risk			$ (20)